UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock FundsSM
BlackRock Wealth Liquid Environmentally Aware Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2025

Date of reporting period: 03/31/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

BlackRock Wealth Liquid Environmentally Aware Fund

Institutional Shares | PNIXX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.20%

Key Fund statistics

Net Assets...
$4,951,009,088
Number of Portfolio Holdings...
182
Net Investment Advisory Fees...
$5,545,106
Current seven-day yields as of March 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.32%
   7-Day Yield...
4.32%

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
29.5%
Commercial Paper...
29.2
Certificates of Deposit...
21.0
Time Deposits...
15.9
U.S. Treasury Obligations...
1.4
Municipal Bonds...
0.3
Other Assets Less Liabilities...
2.7

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Wealth Liquid Environmentally Aware Fund

Institutional Shares | PNIXX

Annual Shareholder Report — March 31, 2025

PNIXX-03/25-AR

BlackRock Wealth Liquid Environmentally Aware Fund

Investor A Shares | PINXX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$50	0.48%

Key Fund statistics

Net Assets...
$4,951,009,088
Number of Portfolio Holdings...
182
Net Investment Advisory Fees...
$5,545,106
Current seven-day yields as of March 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.04%
   7-Day Yield...
4.04%

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
29.5%
Commercial Paper...
29.2
Certificates of Deposit...
21.0
Time Deposits...
15.9
U.S. Treasury Obligations...
1.4
Municipal Bonds...
0.3
Other Assets Less Liabilities...
2.7

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Wealth Liquid Environmentally Aware Fund

Investor A Shares | PINXX

Annual Shareholder Report — March 31, 2025

PINXX-03/25-AR

BlackRock Wealth Liquid Environmentally Aware Fund

Investor C Shares | BMCXX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$132	1.30%

Key Fund statistics

Net Assets...
$4,951,009,088
Number of Portfolio Holdings...
182
Net Investment Advisory Fees...
$5,545,106
Current seven-day yields as of March 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.22%
   7-Day Yield...
3.22%

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
29.5%
Commercial Paper...
29.2
Certificates of Deposit...
21.0
Time Deposits...
15.9
U.S. Treasury Obligations...
1.4
Municipal Bonds...
0.3
Other Assets Less Liabilities...
2.7

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Wealth Liquid Environmentally Aware Fund

Investor C Shares | BMCXX

Annual Shareholder Report — March 31, 2025

BMCXX-03/25-AR

BlackRock Wealth Liquid Environmentally Aware Fund

Premier Shares | BMMXX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$21	0.20%

Key Fund statistics

Net Assets...
$4,951,009,088
Number of Portfolio Holdings...
182
Net Investment Advisory Fees...
$5,545,106
Current seven-day yields as of March 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.32%
   7-Day Yield...
4.32%

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
29.5%
Commercial Paper...
29.2
Certificates of Deposit...
21.0
Time Deposits...
15.9
U.S. Treasury Obligations...
1.4
Municipal Bonds...
0.3
Other Assets Less Liabilities...
2.7

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Wealth Liquid Environmentally Aware Fund

Premier Shares | BMMXX

Annual Shareholder Report — March 31, 2025

BMMXX-03/25-AR

BlackRock Wealth Liquid Environmentally Aware Fund

Service Shares | PNPXX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$49	0.48%

Key Fund statistics

Net Assets...
$4,951,009,088
Number of Portfolio Holdings...
182
Net Investment Advisory Fees...
$5,545,106
Current seven-day yields as of March 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.04%
   7-Day Yield...
4.04%

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
29.5%
Commercial Paper...
29.2
Certificates of Deposit...
21.0
Time Deposits...
15.9
U.S. Treasury Obligations...
1.4
Municipal Bonds...
0.3
Other Assets Less Liabilities...
2.7

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 537-4942.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Wealth Liquid Environmentally Aware Fund

Service Shares | PNPXX

Annual Shareholder Report — March 31, 2025

PNPXX-03/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services –
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Wealth Liquid Environmentally Aware Fund	$28,495	$28,356	$0	$0	$9,900	$9,880	$0	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Wealth Liquid Environmentally Aware Fund	$9,900	$10,287

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.
              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
March 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Funds
SM
BlackRock Wealth Liquid Environmentally Aware Fund

Table of Contents
Page

Schedule of Investments
March 31, 2025
BlackRock Wealth Liquid Environmentally Aware Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 2.5%
Bank of America NA
4.59%, 05/05/25 ................... USD 10,000 $ 10,000,000
4.54%, 07/10/25 ................... 15,000 15,000,000
(1-day SOFR + 0.27%), 4.63%, 07/15/25
(a)
.. 9,000 9,000,000
(1-day SOFR + 0.27%), 4.63%, 10/03/25
(a)
.. 10,000 10,000,000
4.50%, 01/02/26 ................... 10,000 10,000,000
4.50%, 01/22/26 ................... 8,000 8,000,000
Citibank NA
(1-day SOFR at 0.00% Floor + 0.27%),
4.63%, 06/20/25
(a)
................ 6,000 6,000,000
4.48%, 01/21/26 ................... 6,000 6,000,000
4.48%, 02/25/26 ................... 6,000 6,000,000
HSBC Bank USA NA, (1-day SOFR + 0.35%),
4.69%, 05/16/25
(a)
.................. 16,700 16,701,092
Northern Trust Corp., 4.53%, 10/15/25 ...... 11,000 11,000,000
State Street Bank & Trust Co., (1-day SOFR +
0.32%), 4.68%, 11/12/25
(a)
............. 13,000 13,000,000
120,701,092
Yankee — 18.5%
(b)
Bank of Montreal, Chicago
5.50%, 06/11/25 ................... 7,000 7,000,000
(1-day SOFR + 0.40%), 4.74%, 10/20/25
(a)
.. 11,000 11,000,000
4.56%, 11/10/25 ................... 8,000 8,000,000
(1-day SOFR + 0.38%), 4.72%, 11/13/25
(a)
.. 6,000 6,000,000
4.50%, 01/23/26 ................... 12,000 12,000,000
(1-day SOFR + 0.29%), 4.63%, 02/20/26
(a)
.. 17,000 17,000,000
BNP Paribas SA, New York, 4.42%, 09/18/25 .. 25,000 25,000,000
Canadian Imperial Bank of Commerce, New York
(1-day SOFR + 0.26%), 4.60%, 06/04/25
(a)
.. 15,000 15,000,000
4.50%, 10/09/25 ................... 8,000 8,000,000
(1-day SOFR at 0.00% Floor + 0.38%),
4.72%, 12/22/25
(a)
................ 10,300 10,299,999
4.49%, 01/23/26 ................... 12,000 12,000,000
Cooperatieve Rabobank UA, New York
4.46%, 10/17/25 ................... 15,500 15,501,575
4.43%, 02/10/26 ................... 23,000 23,000,000
(1-day SOFR + 0.22%), 4.56%, 03/06/26
(a)
.. 11,000 10,995,898
Credit Industriel et Commercial, New York,
5.50%, 05/12/25 ................... 8,000 8,000,000
DZ Bank AG, New York, 4.50%, 06/11/25 ..... 8,000 8,000,000
Mitsubishi UFJ Trust & Banking Corp., New
York
(a)
(1-day SOFR + 0.24%), 4.58%, 07/16/25 ... 8,500 8,500,000
(1-day SOFR + 0.23%), 4.57%, 08/08/25 ... 10,000 10,000,000
(1-day SOFR + 0.25%), 4.59%, 09/02/25 ... 10,000 9,999,926
(1-day SOFR + 0.22%), 4.56%, 09/25/25 ... 23,500 23,500,000
Mizuho Bank Ltd., New York
(1-day SOFR + 0.22%), 4.58%, 04/09/25
(a)
.. 16,000 16,000,000
(1-day SOFR + 0.23%), 4.59%, 05/01/25
(a)
.. 20,000 20,000,000
4.64%, 05/13/25 ................... 25,000 25,000,000
(1-day SOFR at 0.00% Floor + 0.25%),
4.61%, 07/08/25
(a)
................ 11,000 11,000,000
(1-day SOFR + 0.23%), 4.59%, 07/22/25
(a)
.. 15,000 15,000,000
MUFG Bank Ltd., New York
(1-day SOFR + 0.23%), 4.59%, 05/01/25
(a)
.. 10,000 10,000,000
4.50%, 06/16/25 ................... 18,000 18,000,000
(1-day SOFR + 0.25%), 4.61%, 07/07/25
(a)
.. 10,500 10,500,000
4.50%, 08/15/25 ................... 20,500 20,500,000
4.36%, 10/14/25 ................... 15,500 15,500,000
Nordea Bank Abp, New York, (1-day SOFR +
0.25%), 4.59%, 03/17/26
(a)
............ 15,500 15,500,000
Royal Bank of Canada, New York
4.50%, 10/07/25 ................... 4,000 4,000,000
Security
Par (000)
Par (000) Value
Yankee (continued)
4.44%, 12/12/25 ................... USD 21,000 $ 21,000,000
4.21%, 03/12/26 ................... 14,000 14,000,000
Standard Chartered Bank, New York
5.35%, 04/10/25 ................... 14,000 14,000,000
(1-day SOFR + 0.30%), 4.64%, 09/30/25
(a)
.. 12,000 12,000,000
4.60%, 01/15/26 ................... 14,000 14,000,000
4.67%, 02/12/26 ................... 10,000 10,000,000
Sumitomo Mitsui Banking Corp., New York
(1-day SOFR + 0.22%), 4.56%, 04/09/25
(a)
.. 20,000 20,000,000
(1-day SOFR + 0.22%), 4.56%, 04/16/25
(a)
.. 12,000 12,000,000
(1-day SOFR + 0.23%), 4.57%, 05/12/25
(a)
.. 25,500 25,500,000
(1-day SOFR + 0.25%), 4.59%, 06/11/25
(a)
.. 14,900 14,900,000
4.54%, 06/17/25 ................... 20,500 20,500,000
(1-day SOFR + 0.27%), 4.61%, 07/03/25
(a)
.. 12,000 12,000,000
(1-day SOFR + 0.23%), 4.57%, 10/01/25
(a)
.. 16,500 16,500,000
Sumitomo Mitsui Trust Bank Ltd., New York
(1-day SOFR + 0.22%), 4.56%, 04/21/25
(a)
.. 17,000 17,000,000
(1-day SOFR + 0.22%), 4.56%, 04/23/25
(a)
.. 20,000 20,000,000
4.43%, 05/30/25 ................... 25,000 25,000,000
(1-day SOFR + 0.23%), 4.57%, 06/02/25
(a)
.. 20,000 20,000,000
Svenska Handelsbanken AB, New York
5.35%, 04/09/25 ................... 10,000 10,000,011
(1-day SOFR at 0.00% Floor + 0.25%),
4.61%, 07/10/25
(a)
................ 18,000 18,000,000
4.43%, 11/07/25 ................... 20,500 20,497,217
(1-day SOFR at 0.00% Floor + 0.31%),
4.67%, 01/13/26
(a)
................ 7,000 7,000,000
Swedbank AB, New York
5.34%,  04/09/25 ................... 10,000 10,000,000
(1-day SOFR + 0.25%), 4.61%, 06/05/25
(a)
.. 15,000 15,000,000
Toronto-Dominion Bank (The), New York
5.10%, 08/25/25 ................... 12,000 12,000,000
(1-day SOFR + 0.35%), 4.71%, 09/22/25
(a)
.. 10,000 10,000,000
4.50%, 10/07/25 ................... 8,000 8,000,000
4.52%, 02/04/26 ................... 15,000 15,000,000
Westpac Banking Corp., New York
5.40%, 06/06/25 ................... 17,000 16,999,961
(1-day SOFR + 0.25%), 4.59%, 07/10/25
(a)
.. 15,000 15,000,000
4.42%, 10/10/25 ................... 7,000 7,000,000
(1-day SOFR + 0.28%), 4.62%, 10/20/25
(a)
.. 11,000 11,000,000
(1-day SOFR at 0.00% Floor + 0.22%),
4.56%, 03/12/26
(a)
................ 23,900 23,895,498
917,590,085
Total Certificates of Deposit — 21.0%
(Cost: $ 1,038,291,177) ............................ 1,038,291,177
Commercial Paper
ABN AMRO Funding USA LLC
(c)(d)
4.46%, 04/21/25 ................... 9,000 8,976,000
4.49%, 07/02/25 ................... 16,500 16,316,575
Albion Capital Corp. SA, 4.51%, 05/20/25
(c)
... 31,000 30,813,922
Alinghi Funding Co. LLC, 4.44%, 04/03/25
(c)(d)
.. 65,000 64,983,694
ANZ New Zealand International Ltd., 4.41%,
05/09/25
(c)(d)
...................... 10,000 9,952,711
Aquitaine Funding Co. LLC, 4.47%, 04/14/25
(c)(d)
22,000 21,964,647
ASB Bank Ltd. (1-day SOFR + 0.23%), , 4.59%,
09/29/25
(a)(d)
...................... 25,200 25,200,000
Atlantic Asset Securitization LLC (1-day SOFR +
0.18%), , 4.52%, 09/03/25
(a)(d)
.......... 27,000 27,000,000
Australia & New Zealand Banking Group Ltd.
(d)
4.32%, 07/10/25
(c)
.................. 18,000 17,782,000
(1-day SOFR + 0.20%), 4.54%, 08/08/25
(a)
.. 9,500 9,499,677
(1-day SOFR + 0.26%), 4.60%, 11/17/25
(a)
.. 9,500 9,500,000
4.32%, 11/25/25
(c)
.................. 10,000 9,709,772

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
BlackRock Wealth Liquid Environmentally Aware Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Bank of New York Mellon (The)
(a)
(1-day SOFR + 0.35%), 4.71%, 05/09/25 ... USD 7,000 $ 7,000,000
(1-day SOFR + 0.25%), 4.61%, 03/26/26 ... 15,000 15,000,000
Bank of Nova Scotia (The) (1-day SOFR +
0.23%), , 4.57%, 03/06/26
(a)(d)
.......... 16,500 16,495,284
BPCE SA, 4.46%, 08/13/25
(c)(d)
............ 12,000 11,803,467
Britannia Funding Co. LLC
(d)
4.44%, 04/16/25
(c)
.................. 36,800 36,731,920
4.46%, 05/12/25
(c)
.................. 28,300 28,157,863
(1-day SOFR + 0.25%), 4.59%, 08/06/25
(a)
.. 10,000 10,000,000
Canadian Imperial Bank of Commerce
(c)(d)
4.39%, 04/09/25 ................... 10,000 9,988,889
4.25%, 02/12/26 ................... 10,000 9,616,958
CDP Financial, Inc., 4.40%, 04/28/25
(c)(d)
..... 19,000 18,928,465
Cisco Systems, Inc., 4.39%, 05/08/25
(c)(d)
..... 27,000 26,877,623
Citigroup Global Markets, Inc., 4.46%, 05/23/25
(c)
16,000 15,894,844
Columbia Funding Co. LLC
(c)
4.47%, 07/11/25
(d)
.................. 25,000 24,691,389
4.47%, 07/16/25
(d)
.................. 23,000 22,700,668
4.46%, 09/25/25 ................... 20,500 20,062,564
Commonwealth Bank of Australia
(a)(d)
(1-day SOFR + 0.20%), 4.54%, 07/03/25 ... 22,000 22,000,000
(1-day SOFR + 0.25%), 4.59%, 07/10/25 ... 14,000 14,000,000
DNB Bank ASA
(c)(d)
4.36%, 04/01/25 ................... 10,000 10,000,000
4.37%, 04/17/25 ................... 8,000 7,983,929
4.36%, 11/05/25 ................... 14,500 14,121,119
4.23%, 03/18/26 ................... 16,000 15,351,040
DZ Bank AG, 4.45%, 09/26/25
(c)
........... 16,500 16,147,560
HSBC Bank plc (1-day SOFR + 0.28%), , 4.64%,
07/16/25
(a)(d)
...................... 14,000 14,000,000
ING US Funding LLC
(1-day SOFR + 0.26%), 4.62%, 06/05/25
(a) (d)
. 14,000 14,000,000
4.46%, 06/20/25
(c)
.................. 25,000 24,751,111
(1-day SOFR + 0.36%), 4.72%, 10/24/25
(a)(d)
. 5,000 5,000,242
JP Morgan Securities LLC (1-day SOFR +
0.30%), , 4.66%, 07/01/25
(a)
............ 13,000 13,000,000
Lloyds Bank Corporate Markets plc, 4.39%,
08/06/25
(c)
....................... 23,000 22,646,234
Lloyds Bank plc, 4.40%, 10/29/25
(c)
......... 10,000 9,745,335
Mackinac Funding Co. LLC
(c)
4.48%, 05/12/25 ................... 15,000 14,924,833
4.46%, 08/05/25 ................... 30,600 30,128,760
4.46%, 09/12/25 ................... 7,500 7,353,425
Macquarie Bank Ltd.
(1-day SOFR + 0.24%), 4.60%, 06/20/25
(a)(d)
. 25,500 25,500,000
4.43%, 08/21/25
(c)
.................. 25,000 24,571,042
(1-day SOFR + 0.21%), 4.57%, 08/22/25
(a)(d)
. 5,000 5,000,000
4.40%, 10/24/25
(c)
.................. 10,750 10,485,490
(1-day SOFR + 0.23%), 4.59%, 10/24/25
(a)(d)
. 9,500 9,500,000
4.38%, 11/19/25
(c)(d)
................. 23,000 22,350,271
(1-day SOFR + 0.25%), 4.61%, 11/21/25
(a)(d)
. 11,000 11,000,000
4.33%, 02/12/26
(c)
.................. 20,000 19,228,633
Mizuho Bank Ltd., 4.42%, 10/01/25
(c)(d)
...... 23,000 22,496,674
National Australia Bank Ltd.
(a)(d)
(1-day SOFR + 0.20%), 4.54%, 05/02/25 ... 15,000 14,999,737
(1-day SOFR + 0.28%), 4.62%, 06/27/25 ... 12,000 12,000,550
(1-day SOFR + 0.25%), 4.59%, 07/09/25 ... 13,000 13,000,000
National Bank of Canada
(c)(d)
4.40%, 04/16/25 ................... 12,000 11,974,800
4.28%, 01/20/26 ................... 11,000 10,613,717
National Westminster Bank plc, 4.43%,
05/12/25
(c)
....................... 53,000 52,736,826
Natixis SA
(c)
4.39%, 09/05/25 ................... 14,000 13,740,209
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
4.39%, 09/08/25 ................... USD 21,000 $ 20,603,333
Ontario Teachers' Finance Trust, 4.41%,
05/01/25
(c)(d)
...................... 10,500 10,457,038
Province of British Columbia
(c)
4.39%, 05/12/25 ................... 25,000 24,871,875
4.42%, 05/30/25 ................... 9,500 9,429,937
4.41%, 06/13/25 ................... 39,000 38,658,360
4.39%, 07/03/25 ................... 20,000 19,767,965
Royal Bank of Canada
4.39%, 04/09/25
(c)(d)
................. 12,000 11,986,667
4.31%, 11/03/25
(c)
.................. 10,000 9,738,400
4.30%, 11/07/25
(c)
.................. 14,000 13,627,833
(1-day SOFR + 0.34%), 4.68%, 01/02/26
(a)(d)
. 10,000 10,000,000
Sheffield Receivables Co. LLC, 4.46%,
07/10/25
(c)
....................... 20,500 20,251,722
Skandinaviska Enskilda Banken AB
(a)(d)
(1-day SOFR + 0.25%), 4.61%, 07/02/25 ... 13,000 13,000,000
(1-day SOFR + 0.25%), 4.61%, 10/06/25 ... 12,000 12,000,000
Standard Chartered Bank, 4.48%, 08/04/25
(c)
.. 10,800 10,636,125
Swedbank AB
(a)(d)
(1-day SOFR + 0.27%), 4.63%, 07/03/25 ... 20,000 20,000,000
(1-day SOFR + 0.27%), 4.63%, 07/16/25 ... 10,000 10,000,000
(1-day SOFR + 0.24%), 4.60%, 10/14/25 ... 4,500 4,500,000
(1-day SOFR + 0.20%), 4.56%, 11/26/25 ... 10,000 10,000,000
UBS AG (1-day SOFR + 0.40%), , 4.77%,
08/06/25
(a)(d)
...................... 10,000 10,000,000
United Overseas Bank Ltd.
(a)(d)
(1-day SOFR + 0.20%), 4.56%, 04/25/25 ... 14,000 13,999,911
(1-day SOFR + 0.17%), 4.54%, 09/17/25 ... 20,900 20,900,000
Versailles Commercial Paper LLC, 4.42%,
04/03/25
(c)
....................... 17,000 16,995,656
Westpac Banking Corp.
(a)(d)
(1-day SOFR + 0.25%), 4.59%, 07/02/25 ... 11,000 11,000,000
(1-day SOFR + 0.29%), 4.63%, 01/02/26 ... 15,500 15,500,000
(1-day SOFR + 0.27%), 4.61%, 02/03/26 ... 19,000 19,000,000
Westpac Securities NZ Ltd., 4.45%, 05/16/25
(c)(d)
9,000 8,941,388
Total Commercial Paper — 29.2%
(Cost: $ 1,445,866,679) ............................ 1,445,866,679
Municipal Bonds
Colorado — 0.3%
(e)
Colorado Housing & Finance Authority , Series
2021C-2, RB , VRDN ( Federal Home Loan
Bank SBPA) , 4.35%, 04/07/25 .......... 8,365 8,365,000
Colorado Housing & Finance Authority , Series
2021M-2, RB , VRDN (Barclays Bank plc
SBPA) , 4.35%, 04/07/25 .............. 7,230 7,230,000
Total Municipal Bonds — 0.3%
(Cost: $15,595,000) ............................... 15,595,000
Time Deposits
Credit Agricole Corporate & Investment Bank SA,
4.32%, 04/01/25 ................... 18,000 18,000,000
ING Bank NV

Schedule of Investments
(continued)
March 31, 2025
BlackRock Wealth Liquid Environmentally Aware Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Time Deposits (continued)
4.34%, 04/02/25 ................... USD 125,000 $ 125,000,000
4.34%, 04/07/25 ................... 60,000 60,000,000
Royal Bank of Canada, 4.33%, 04/01/25 ..... 109,000 109,000,000
Skandinaviska Enskilda Banken AB,
4.33%, 04/01/25 ................... 175,000 175,000,000
Svenska Handelsbanken AB, 4.31%, 04/01/25 . 150,000 150,000,000
Swedbank AB, 4.32%, 04/01/25 ........... 150,000 150,000,000
Total Time Deposits — 15.9%
(Cost: $787,000,000) .............................. 787,000,000
U.S. Treasury Obligations
U.S. Treasury Bills
(c)
4.25%,  04/01/25 ................... 19,000 19,000,000
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.87%, 04/03/25 ................... USD 19,000 $ 18,995,514
4.10%, 10/30/25 ................... 22,000 21,468,940
4.05%, 02/19/26 ................... 10,000 9,648,820
U.S. Treasury Notes, (US Treasury 3 Month Bill
Money Market Yield at 0.00% Floor + 0.17%),
4.40%, 04/30/25
(a)
.................. 1,000 1,000,028
Total U.S. Treasury Obligations — 1.4%
(Cost: $70,113,302) ............................... 70,113,302
Total Repurchase Agreements — 29.5%
(Cost: $1,458,000,000) ............................ 1,458,000,000
Total Investments — 97.3%
(Cost: $4,814,866,158 )
(f)
............................ 4,814,866,158
Other Assets Less Liabilities — 2.7% .................... 136,142,930
Net Assets — 100.0% ...............................
$ 4,951,009,088
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Issuer is a U.S. branch of a foreign domiciled bank.
(c)
Rates are the current rate or a range of current rates as of period end.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)
Cost for U.S. federal income tax purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
BlackRock Wealth Liquid Environmentally Aware Fund

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4.37% 03/31/25 04/01/25 $ 310,000 $ 310,000,000 $ 310,037,630
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.91% to 7.50%, due
06/02/25 to 10/20/72 $ 371,319,055 $ 316,200,032
– –
Citigroup Global Markets,
Inc. ........... 4.37 03/31/25 04/01/25 380,000 380,000,000 380,046,128
U.S. Government
Sponsored Agency
Obligations, 0.00% to
8.00%, due 02/20/40 to
02/20/75 ......... 17,137,520,780 414,646,215
– –
Goldman Sachs & Co.
LLC ........... 4.37 03/31/25 04/01/25 340,000 340,000,000 340,041,272
U.S. Government
Sponsored Agency
Obligations, 2.50% to
7.00%, due 06/20/27 to
09/20/64 ......... 554,045,528 346,800,001
– –
JP Morgan Securities
LLC ........... 4.37 03/31/25 04/01/25 360,000 360,000,000 360,043,700
U.S. Government
Sponsored Agency
Obligation, 3.00%, due
03/20/52 ......... 532,809,889 367,200,001
4.37
(a)
03/31/25 04/08/25 38,000 38,000,000 38,036,902
U.S. Government
Sponsored Agency
Obligations, 3.00% to
6.00%, due 03/20/40 to
03/20/55 ......... 41,844,481 38,760,002
– –
$ 398,000,000 $ 405,960,003
– –
US Bancorp Investments,
Inc. ........... 4.37
(b)
03/31/25 04/01/25 30,000 30,000,000 30,003,642
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.50%, due
07/15/25 to 05/15/32 31,126,057 30,600,095
– –
$ 1,458,000,000 $ 1,514,206,346
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments
(continued)
March 31, 2025
BlackRock Wealth Liquid Environmentally Aware Fund
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 1,038,291,177 $ — $ 1,038,291,177
Commercial Paper ....................................... — 1,445,866,679 — 1,445,866,679
Municipal Bonds ......................................... — 15,595,000 — 15,595,000
Repurchase Agreements ................................... — 1,458,000,000 — 1,458,000,000
Time Deposits .......................................... — 787,000,000 — 787,000,000
U.S. Treasury Obligations ................................... — 70,113,302 — 70,113,302
$ — $ 4,814,866,158 $ — $ 4,814,866,158

Statement of Assets and Liabilities

March 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock
Wealth Liquid
Environmentally
Aware Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 3,356,866,158
Cash ............................................................................................................. 125,359,692
Repurchase agreements, at value
(b)
......................................................................................... 1,458,000,000
Receivables: –
Capital shares sold ................................................................................................... 34,792,398
Interest — unaffiliated ................................................................................................. 11,716,322
From the Manager ................................................................................................... 2,743
Prepaid e xpenses ..................................................................................................... 139,758
Total a ssets .........................................................................................................
4,986,877,071
LIABILITIES
Payables: –
Administration fees ................................................................................................... 221,648
Capital shares redeemed ............................................................................................... 33,327,813
Income dividend distributions ............................................................................................ 639,984
Investment advisory fees .............................................................................................. 618,256
Trustees' and Officer's fees ............................................................................................. 938
Other affiliate fees ................................................................................................... 24,131
Professional fees .................................................................................................... 3,634
Service and distribution fees ............................................................................................. 856,031
Other accrued expenses ............................................................................................... 175,548
Total li abilities ........................................................................................................
35,867,983
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 4,951,009,088
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 4,951,027,071
Accumulated loss ..................................................................................................... (17,983)
NET ASSETS ........................................................................................................
$ 4,951,009,088
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 3,356,866,158
(b)
  Repurchase agreements, at cost .................................................................................. $ 1,458,000,000
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
March 31, 2025

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Wealth Liquid
Environmentally
Aware Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 608,654,440
Shares outstanding ...................................................................................................
608,672,604
Net asset value .....................................................................................................
$ 1.00
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Premier
Net assets .........................................................................................................
$ 15,519,093
Shares outstanding ...................................................................................................
15,519,556
Net asset value .....................................................................................................
$ 1.00
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Service
Net assets .........................................................................................................
$ 158,919,769
Shares outstanding ...................................................................................................
158,924,480
Net asset value .....................................................................................................
$ 1.00
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 4,162,269,125
Shares outstanding ...................................................................................................
4,162,393,099
Net asset value .....................................................................................................
$ 1.00
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 5,646,661
Shares outstanding ...................................................................................................
5,646,829
Net asset value .....................................................................................................
$ 1.00
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations

Year Ended March 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Wealth Liquid
Environmentally
Aware Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 194,492,350
Total investment income .................................................................................................
194,492,350
EXPENSES
Investment advisory .................................................................................................. 15,296,534
Service and distribution — class specific .................................................................................... 8,402,706
Administration ..................................................................................................... 1,437,102
Administration — class specific .......................................................................................... 774,089
Transfer agent — class specific .......................................................................................... 496,466
Registration ....................................................................................................... 391,264
Professional ....................................................................................................... 133,748
Accounting services .................................................................................................. 65,048
Printing and postage ................................................................................................. 53,701
Trustees and Officer .................................................................................................. 36,637
Custodian ......................................................................................................... 35,022
Miscellaneous ...................................................................................................... 43,892
Total expenses .......................................................................................................
27,166,209
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (106,908)
Fees waived and/or reimbursed by the Manager ............................................................................... (9,751,428)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (25,138)
Total expenses after fees waived and/or reimbursed ..............................................................................
17,282,735
Net investment income ..................................................................................................
177,209,615
REALIZED GAIN (LOSS) $ 8,457
Net realized gain from investments ........................................................................................ 8,456
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 177,218,071

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Wealth Liquid Environmentally
Aware Fund
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 177,209,615  $ 116,076,299
Net realized gain .................................................................................. 8,456  1,470
Net increase in net assets resulting from operations ............................................................. 177,218,071  116,077,769
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (25,275,257) (26,626,371)
Premier ....................................................................................... (364,730) (104,483)
Service ....................................................................................... (6,655,375) (5,519,899)
Investor A ...................................................................................... (144,657,953) (83,374,581)
Investor C ...................................................................................... (256,256) (450,965)
Decrease in net assets resulting from distributions to shareholders ................................................... (177,209,571) (116,076,299)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 1,953,394,803  1,273,422,928
NET ASSETS
Total increase in net assets ............................................................................. 1,953,403,303  1,273,424,398
Beginning of year .................................................................................... 2,997,605,785  1,724,181,387
End of year ........................................................................................
$ 4,951,009,088  $ 2,997,605,785
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Wealth Liquid Environmentally Aware Fund
Institutional
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0485  0 .0524  0 .0289  0 .0001  0 .0021
Net realized gain (loss) .....................................
0 .0003  ( 0 .0001 )
(a)
( 0 .0019 ) 0 .0001  0 .0001
Net increase from investment operations ........................... 0.0488  0.0523  0.0270  0.0002  0.0022
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .0488 ) ( 0 .0523 ) ( 0 .0270 ) ( 0 .0002 ) ( 0 .0021 )
From net realized gain ...................................... —  —  —  ( 0 .0000 )
(c)
( 0 .0001 )
Total distributions ........................................... (0.0488) (0.0523) (0.0270) (0.0002) (0.0022)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................................... 4.99% 5.36% 2.73% 0.03% 0.21%
Ratios to Average Net Assets
Total expen ses ............................................
0.48% 0.52% 0.55% 0.54% 0.53%
Total expenses after fees waived and/or reimbursed ...................
0.20% 0.20% 0.20% 0.17% 0.20%
Net investment income ......................................
4.85% 5.22% 2.86% 0.01% 0.18%
Supplemental Data
Net assets, end of year (000) ................................... $ 608,654  $ 475,885  $ 569,091  $ 225,612  $ 523,322
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Wealth Liquid Environmentally Aware Fund
Premier
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................................
0 .0460  0 .0529  0 .0270  0 .0001  0 .0021
Net realized gain (loss) ....................................
0 .0028  ( 0 .0006 )
(a)
0 .0000
(a) (b)
0 .0002  0 .0001
Net increase from investment operations .......................... 0.0488  0.0523  0.0270  0.0003  0.0022
Distributions
(c)
– – – – –
From net investment income ................................ ( 0 .0488 ) ( 0 .0523 ) ( 0 .0270 ) ( 0 .0003 ) ( 0 .0021 )
From net realized gain ..................................... —  —  —  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions .......................................... (0.0488) (0.0523) (0.0270) (0.0003) (0.0022)
Net asset value, end of year ................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................................... 4.99% 5.36% 2.73% 0.03% 0.22%
Ratios to Average Net Assets
Total expen ses ...........................................
0.47% 0.50% 0.82% 0.96% 0.58%
Total expenses after fees waived and/or reimbursed ..................
0.20% 0.20% 0.20% 0.17% 0.20%
Net investment income .....................................
4.62% 5.32% 2.70% 0.01% 0.21%
Supplemental Data
Net assets, end of year (000) .................................. $ 15,519  $ 2,750  $ 37  $ 37  $ 37
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Wealth Liquid Environmentally Aware Fund
Service
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0459  0 .0498  0 .0292  0 .0001  0 .0009
Net realized gain (loss) .....................................
0 .0002  ( 0 .0002 )
(a)
( 0 .0049 ) 0 .0001  0 .0001
Net increase from investment operations ........................... 0.0461  0.0496  0.0243  0.0002  0.0010
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .0461 ) ( 0 .0496 ) ( 0 .0243 ) ( 0 .0002 ) ( 0 .0009 )
From net realized gain ...................................... —  —  —  ( 0 .0000 )
(c)
( 0 .0001 )
Total distributions ........................................... (0.0461) (0.0496) (0.0243) (0.0002) (0.0010)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................................... 4.71% 5.07% 2.45% 0.02% 0.10%
Ratios to Average Net Assets
Total expen ses ............................................
0.73% 0.76% 0.78% 0.78% 0.78%
Total expenses after fees waived and/or reimbursed ...................
0.48% 0.47% 0.47% 0.18% 0.25%
Net investment income ......................................
4.59% 4.98% 2.92% 0.01% 0.04%
Supplemental Data
Net assets, end of year (000) ................................... $ 158,920  $ 132,242  $ 71,734  $ 23,394  $ 45,926
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Wealth Liquid Environmentally Aware Fund
Investor A
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................................
0 .0453  0 .0496  0 .0240  0 .0001  0 .0009
Net realized gain (loss) ....................................
0 .0007  ( 0 .0002 )
(a)
0 .0000
(a) (b)
0 .0001  0 .0001
Net increase from investment operations .......................... 0.0460  0.0494  0.0240  0.0002  0.0010
Distributions
(c)
– – – – –
From net investment income ................................ ( 0 .0460 ) ( 0 .0494 ) ( 0 .0240 ) ( 0 .0002 ) ( 0 .0009 )
From net realized gain ..................................... —  —  —  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions .......................................... (0.0460) (0.0494) (0.0240) (0.0002) (0.0010)
Net asset value, end of year ................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................................... 4.70% 5.05% 2.43% 0.02% 0.10%
Ratios to Average Net Assets
Total expen ses ...........................................
0.74% 0.78% 0.81% 0.80% 0.78%
Total expenses after fees waived and/or reimbursed ..................
0.48% 0.49% 0.49% 0.18% 0.34%
Net investment income .....................................
4.54% 4.97% 2.40% 0.01% 0.10%
Supplemental Data
Net assets, end of year (000) .................................. $ 4,162,269  $ 2,378,360  $ 1,067,562  $ 1,012,844  $ 1,677,581
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Wealth Liquid Environmentally Aware Fund
Investor C
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0384  0 .0412  0 .0154  0 .0001  0 .0008
Net realized gain (loss) .....................................
( 0 .0006 )
(a)
0 .0001  0 .0021
(a)
0 .0001  0 .0001
Net increase from investment operations ........................... 0.0378  0.0413  0.0175  0.0002  0.0009
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .0378 ) ( 0 .0413 ) ( 0 .0175 ) ( 0 .0002 ) ( 0 .0008 )
From net realized gain ...................................... —  —  —  ( 0 .0000 )
(c)
( 0 .0001 )
Total distributions ........................................... (0.0378) (0.0413) (0.0175) (0.0002) (0.0009)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................................... 3.85% 4.21% 1.76% 0.02% 0.08%
Ratios to Average Net Assets
Total expen ses ............................................
1.58% 1.61% 1.61% 1.58% 1.54%
Total expenses after fees waived and/or reimbursed ...................
1.30% 1.30% 1.13% 0.18% 0.35%
Net investment income ......................................
3.83% 4.11% 1.54% 0.01% 0.09%
Supplemental Data
Net assets, end of year (000) ................................... $ 5,647  $ 8,368  $ 15,758  $ 26,648  $ 15,347
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business  trust. BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Service Shares are sold without a sales charge and only to certain eligible investors. Premier Shares are sold without a sales charge and are only available through financial intermediaries trading on the NSCC
Fund/SERV trading platform. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A Shares are generally available through financial intermediaries. Investor C Shares are available only through exchanges and dividend and capital gain reinvestments by current holders. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
 Premier Shares commenced operations on July 26, 2019.
(b)
Investor A Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor A Shares of a fund advised by the Manager (defined below) or its affiliates (each, a “BlackRock Fund”) where no initial sales charge was paid at the time of purchase of such fund. Investor C Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor C Shares of a non-money market BlackRock Fund.
The Fund operates as a “retail money market fund” under Rule 2a-7 under the 1940 Act.
With respect to the Fund, the Board of Trustees of the Trust (the “Board”), or its delegate, may impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, if such fee is determined to be in the best interests of such Fund.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Discretionary Liquidity Fees: Any discretionary liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The discretionary liquidity fees are collected and retained by the Fund for the benefit of the Fund’s remaining shareholders.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with one of its custodians whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the  Statement of Operations.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Service Shares ..................................... No No None
Premier Shares
(a)
.............................................. No No None
Investor A Shares .............................................. No No
(b)
None
Investor C Shares ............................................. No No
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM") and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund's investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.450%
$1 billion - $2 billion ..................................................................................................... 0.400
$2 billion - $3 billion ..................................................................................................... 0.375
Greater than $3 billion ................................................................................................... 0.350

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution  and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended March 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended March 31, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year  ended  March 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended March 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended March 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  year ended March 31, 2025 , affiliates received CDSCs as follows:
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0 .25% — %
Investor A ................................................................................................. 0 .25 —
Investor C ................................................................................................. 0 .25 0 .75
Share Class
Service and
Distribution
Fees — Class
Specific
Service ......................................................................................................... $ 362,689
Investor A ........................................................................................................ 7,973,157
Investor C ........................................................................................................ 66,860
$ 8,402,706
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Premier Service Investor A Investor C Total
Administration fees - class specific .............................. $ 104,305 $ 1,580 $ 29,015 $ 637,852 $ 1,337 $ 774,089
Institutional Premier Service Investor A Investor C Total
Reimbursed Amount ........................................ $ 5,882 $ 45 $ 1,195 $ 63,273 $ 1,730 $ 72,125
Institutional Premier Service Investor A Investor C Total
Transfer agent fees - class specific .............................. $ 24,158 $ 203 $ 8,583 $ 456,436 $ 7,086 $ 496,466
Fund Name Investor A Investor C
BlackRock Wealth Liquid Environmentally Aware Fund ..................................................................... $ 5,066 $ 4,156

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”) . The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended March 31, 2025, the Manager waived and/or reimbursed investment advisory fees of $9,751,428, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the year ended March 31, 2025, class specific expense waivers and/or reimbursements were as follows:
The Manager and BRIL have also voluntarily agreed to waive a portion of their respective investment advisory and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager, administration fees waived by the Manager—class specific and transfer agent fees waived and/or reimbursed by the
Manager — class specific. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time. For the year ended March 31, 2025, there were no fees waived and/or reimbursed by the Manager and BRIL under this agreement.
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statement of Operations.
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of March 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
During the year ended March 31, 2025, the Fund utilized the following amount of its capital loss carryforward:
Institutional Premier Service Investor A Investor C
Expense Limitations ............................... 0 .20% 0 .20% 0 .50% 0 .55% 1 .30%
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Institutional .................................................................................... $ 104,305 $ 24,154
Premier ...................................................................................... 1,580 203
Investor C ..................................................................................... 1,023 781
$ 106,908 $ 25,138
Fund Name
Year Ended
03/31/25
Year Ended
03/31/24
BlackRock Wealth Liquid Environmentally Aware Fund
Ordinary income ...................................................................................... $ 177,209,571 $ 116,076,299
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Total
BlackRock Wealth Liquid Environmentally Aware Fund ............................................... $ 1,354 $ (19,337) $ (17,983)
Fund Name Amount Utilized
BlackRock Wealth Liquid Environmentally Aware Fund ............................................................................ $ 8,456

Notes to Financial Statements
(continued)

Notes to Financial Statements
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Certain obligations held by the Fund have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Fund monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

8. CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold, reinvested and redeemed at $1.00 per share.
As of March 31, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 36,744 Premier Shares of the Fund.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Fund Name/Share Class
Year Ended
03/31/25 03/31/24
BlackRock Wealth Liquid Environmentally Aware Fund
Institutional
Shares sold 722,376,608 926,885,863
Shares issued in reinvestment of distributions ........................................................ 18,435,225 18,872,071
Shares redeemed
(608,049,375) (1,038,990,565)
132,762,458 (93,232,631)
Premier
Shares sold 17,752,850 3,959,630
Shares issued in reinvestment of distributions ........................................................ 362,936 102,271
Shares redeemed
(5,346,869) (1,348,006)
12,768,917 2,713,895
Service
Shares sold 197,143,667 219,853,230
Shares issued in reinvestment of distributions ........................................................ 6,653,812 5,519,658
Shares redeemed
(177,122,219) (164,864,402)
26,675,260 60,508,486
Investor A
Shares sold 4,536,359,701 2,621,580,640
Shares issued in reinvestment of distributions ........................................................ 144,542,070 83,302,226
Shares redeemed
(2,896,992,413) (1,394,058,102)
1,783,909,358 1,310,824,764
Investor C
Shares sold 2,207,879 7,163,429
Shares issued in reinvestment of distributions ........................................................ 254,908 444,545
Shares redeemed and automatic conversion of shares
(5,183,977) (14,999,560)
(2,721,190) (7,391,586)
1,953,394,803 1,273,422,928

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Wealth Liquid Environmentally Aware Fund and the Board of Trustees of BlackRock Funds
SM
:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Wealth Liquid Environmentally Aware Fund of BlackRock Funds
SM
(the “Fund”), including
the schedule of investments, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)
2025
BlackRock Annual Financial Statements and Additional Information

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
March 31, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended March 31, 2025:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended March 31, 2025:
Fund Name Federal Obligation Interest
BlackRock Wealth Liquid Environmentally Aware Fund .......................................................................... $ 2,232,856
Fund Name Interest Dividends
BlackRock Wealth Liquid Environmentally Aware Fund .......................................................................... $ 177,209,615
Fund Name
Interest-Related
Dividends
BlackRock Wealth Liquid Environmentally Aware Fund .......................................................................... $ 143,234,449

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds SM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: May 22, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: May 22, 2025